Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Common stocks: 96.78%
Communication services: 14.22%
Entertainment: 5.86%
Electronic Arts Incorporated	105,300	$ 14,768,325
Netflix Incorporated †	36,300	25,058,253
Roku Incorporated †	36,300	11,067,870
Spotify Technology †	73,200	21,184,080
		72,078,528
Interactive media & services: 8.36%
Alphabet Incorporated Class A †	23,447	69,424,691
Alphabet Incorporated Class C †	2,185	6,479,421
Match Group Incorporated †	115,932	17,480,227
ZoomInfo Technologies Incorporated †	138,600	9,316,692
		102,701,031
Consumer discretionary: 16.06%
Auto components: 1.50%
Aptiv plc †	106,800	18,464,652
Automobiles: 1.06%
Ferrari NV	54,900	13,020,633
Hotels, restaurants & leisure: 2.06%
Chipotle Mexican Grill Incorporated †	14,200	25,262,226
Internet & direct marketing retail: 9.00%
Amazon.com Incorporated †	27,014	91,102,824
MercadoLibre Incorporated †	13,142	19,463,565
		110,566,389
Specialty retail: 2.44%
The Home Depot Incorporated	80,813	30,041,425
Financials: 2.62%
Capital markets: 2.62%
Intercontinental Exchange Incorporated	135,030	18,696,254
MarketAxess Holdings Incorporated	33,063	13,511,856
		32,208,110
Health care: 14.14%
Biotechnology: 0.77%
Natera Incorporated †	82,400	9,440,568
Health care equipment & supplies: 9.17%
ABIOMED Incorporated †	32,600	10,824,504
Align Technology Incorporated †	34,034	21,249,809
DexCom Incorporated †	46,200	28,792,302
Edwards Lifesciences Corporation †	117,100	14,030,922
Inari Medical Incorporated †	123,300	11,161,116
Intuitive Surgical Incorporated †	73,900	26,687,507
		112,746,160
See accompanying notes to portfolio of investments

Allspring Omega Growth Fund  |  1

Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Health care providers & services: 2.22%
UnitedHealth Group Incorporated	59,269	$ 27,291,596
Health care technology: 1.98%
Doximity Incorporated Class A †«	93,687	6,509,373
Veeva Systems Incorporated Class A †	56,191	17,813,109
		24,322,482
Industrials: 4.74%
Commercial services & supplies: 1.54%
Waste Connections Incorporated	138,898	18,891,517
Professional services: 1.64%
Equifax Incorporated	72,700	20,169,161
Road & rail: 1.56%
Union Pacific Corporation	79,657	19,229,200
Information technology: 43.27%
Communications equipment: 1.53%
Motorola Solutions Incorporated	75,800	18,843,122
Electronic equipment, instruments & components: 3.65%
Cognex Corporation	137,900	12,078,661
Teledyne Technologies Incorporated †	34,600	15,543,012
Zebra Technologies Corporation Class A †	32,300	17,246,585
		44,868,258
IT services: 16.75%
Adyen NV ADR †	412,200	12,518,514
EPAM Systems Incorporated †	30,963	20,845,530
Fiserv Incorporated †	147,640	14,541,064
MongoDB Incorporated †	47,000	24,500,630
PayPal Holdings Incorporated †	128,638	29,919,912
Shopify Incorporated Class A †	13,100	19,214,163
Snowflake Incorporated Class A †	37,700	13,339,768
Square Incorporated Class A †	86,267	21,954,952
StoneCo Limited Class A †	171,085	5,792,938
Twilio Incorporated Class A †	27,000	7,866,720
Visa Incorporated Class A	166,499	35,259,493
		205,753,684
Software: 21.34%
Atlassian Corporation plc Class A †	50,800	23,273,004
Autodesk Incorporated †	55,400	17,595,594
Black Knight Incorporated †	222,873	15,625,626
Cadence Design Systems Incorporated †	126,100	21,829,171
Crowdstrike Holdings Incorporated Class A †	41,000	11,553,800
Datadog Incorporated Class A †	74,200	12,395,110
Microsoft Corporation	367,150	121,754,283
ServiceNow Incorporated †	36,700	25,607,791
Unity Software Incorporated †	82,731	12,518,028
		262,152,407
See accompanying notes to portfolio of investments

2  |  Allspring Omega Growth Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Materials: 1.73%
Chemicals: 1.73%
The Sherwin-Williams Company	66,962	$ 21,200,839
Total Common stocks (Cost $470,972,566)		1,189,251,988

		Yield
Short-term investments: 3.40%
Investment companies: 3.40%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	35,459,767	35,459,767
Securities Lending Cash Investments LLC ♠∩∞		0.03	6,296,750	6,296,750
Total Short-term investments (Cost $41,756,517)				41,756,517
Total investments in securities (Cost $512,729,083)	100.18%			1,231,008,505
Other assets and liabilities, net	(0.18)			(2,257,570)
Total net assets	100.00%			$1,228,750,935

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,533,406	$67,236,135	$(35,309,774)	$0	$0	$35,459,767	35,459,767	$684
Securities Lending Cash Investments LLC	0	11,770,250	(5,473,500)	0	0	6,296,750	6,296,750	234#
				$0	$0	$41,756,517		$918

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring Omega Growth Fund  |  3

Notes to portfolio of investments—October 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

4  |  Allspring Omega Growth Fund

Notes to portfolio of investments—October 31, 2021 (unaudited)

Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$174,779,559	$0	$0	$174,779,559
Consumer discretionary	197,355,325	0	0	197,355,325
Financials	32,208,110	0	0	32,208,110
Health care	173,800,806	0	0	173,800,806
Industrials	58,289,878	0	0	58,289,878
Information technology	531,617,471	0	0	531,617,471
Materials	21,200,839	0	0	21,200,839
Short-term investments
Investment companies	41,756,517	0	0	41,756,517
Total assets	$1,231,008,505	$0	$0	$1,231,008,505
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended October 31, 2021, the Fund did not have any transfers into/out of Level 3.

Allspring Omega Growth Fund  |  5